MINIMUM CAPITAL REQUIREMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Calculation of excess capital:
Allocated to assets at risk	$ 51,149,308	$ 20,729,624	$ 12,957,481
Allocated to Bank premises and equipment, intangible assets and equity investment assets	10,474,161	3,747,910	2,035,689
Market risk	2,658,844	1,693,962	965,159
Public sector and securities in investment account	272,202	625,570	34,489
Operational risk	21,891,498	8,188,453	4,805,957
Required minimum capital under Central Bank rules	86,446,013	34,985,519	20,798,775
Tier One Ordinary Capital	264,420,324	77,619,877	42,938,440
Complementary net worth		2,600,170	1,564,272
(Deductible concepts)	(55,583,242)	(25,063,540)	(11,770,286)
Total capital under Central Bank rules	208,837,082	55,156,507	32,732,426
Excess capital	122,391,069	20,170,988	11,933,651
Credit Risk Weighted Assets	756,569,592	303,351,644	181,430,487
Risk Weighted Assets	$ 1,058,040,330	$ 428,238,464	$ 254,513,436
Selected capital and liquidity ratios:
Regulatory capital/credit risk weighted assets	27.60%	18.20%	18.40%
Regulatory capital/risk weighted assets	19.70%	12.90%	12.90%
Average shareholders' equity as a percentage of average total assets	14.50%	12.20%	12.50%
Total liabilities as a multiple of total shareholders' equity	0.063	0.083	0.075
Cash as a percentage of total deposits.	14.40%	8.70%	11.10%
Liquid assets as a percentage of total deposits	64.10%	46.00%	49.20%
Tier 1 Capital / Risk weighted assets..	19.70%	12.30%	12.20%
Multiple to calculate operational risk weighted assets and market risk weighted assets	0.125